Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 245,000
Previously Paid Amount	0.00
Total Fee Amount	33.83
Total Offset Amount	0.00
Net Fee	33.83
Narrative - Max Aggregate Offering Price	$ 245,000
Final Prospectus	true